Employee benefits (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Present value of obligations	$ 30,766	$ 23,805	$ 20,447
Fair value of plan assets	(14,384)	(12,559)	(10,567)
Net actuarial liability	16,382	11,246
Balance as of January 1, 2022 (2)	11,246	9,880
Recognized in the Statement of Income	1,542	1,228
Current service cost	167	129
Net interest	1,375	1,099
Recognized in Equity - other comprehensive income	3,574	1,583
Remeasurement effects recognized in other comprehensive income	3,574	1,583
Cash effects	(927)	(2,130)
Contributions paid	(887)	(782)
Payments related to Term of financial commitment (TFC)	(40)	(1,348)
Other changes	947	685
Others	1	(9)
Translation Adjustment	946	694
Balance at December 31, 2022	16,382	11,246
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	14,941	12,771	11,481
Fair value of plan assets	(10,201)	(8,881)	(7,431)
Net actuarial liability	4,740	3,890
Balance as of January 1, 2022 (2)	3,890	4,050
Recognized in the Statement of Income	490	457
Current service cost	11	10
Net interest	479	447
Recognized in Equity - other comprehensive income	433	420
Remeasurement effects recognized in other comprehensive income	433	420
Cash effects	(385)	(1,325)
Contributions paid	(357)	(304)
Payments related to Term of financial commitment (TFC)	(28)	(1,021)
Other changes	312	288
Others
Translation Adjustment	312	288
Balance at December 31, 2022	4,740	3,890
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	4,806	4,119	3,485
Fair value of plan assets	(3,007)	(2,739)	(2,316)
Net actuarial liability	1,799	1,380
Balance as of January 1, 2022 (2)	1,380	1,169
Recognized in the Statement of Income	169	129
Current service cost	2	1
Net interest	167	128
Recognized in Equity - other comprehensive income	253	417
Remeasurement effects recognized in other comprehensive income	253	417
Cash effects	(115)	(421)
Contributions paid	(103)	(94)
Payments related to Term of financial commitment (TFC)	(12)	(327)
Other changes	112	86
Others
Translation Adjustment	112	86
Balance at December 31, 2022	1,799	1,380
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	1,357	1,102	987
Fair value of plan assets	(1,176)	(939)	(822)
Net actuarial liability	181	163
Balance as of January 1, 2022 (2)	163	165
Recognized in the Statement of Income	30	33
Current service cost	10	13
Net interest	20	20
Recognized in Equity - other comprehensive income	(14)	(45)
Remeasurement effects recognized in other comprehensive income	(14)	(45)
Cash effects	(12)
Contributions paid	(12)
Payments related to Term of financial commitment (TFC)
Other changes	14	10
Others
Translation Adjustment	14	10
Balance at December 31, 2022	181	163
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Present value of obligations	9,662	5,813	4,485
Fair value of plan assets
Net actuarial liability	9,662	5,813
Balance as of January 1, 2022 (2)	5,813	4,485
Recognized in the Statement of Income	853	609
Current service cost	144	105
Net interest	709	504
Recognized in Equity - other comprehensive income	2,902	791
Remeasurement effects recognized in other comprehensive income	2,902	791
Cash effects	(415)	(384)
Contributions paid	(415)	(384)
Payments related to Term of financial commitment (TFC)
Other changes	509	312
Others	1	1
Translation Adjustment	508	311
Balance at December 31, 2022	9,662	5,813
Other plans [member]
IfrsStatementLineItems [Line Items]
Present value of obligations			9
Fair value of plan assets			$ 2
Balance as of January 1, 2022 (2)		11
Recognized in the Statement of Income
Current service cost
Net interest
Recognized in Equity - other comprehensive income
Remeasurement effects recognized in other comprehensive income
Cash effects
Contributions paid
Payments related to Term of financial commitment (TFC)
Other changes		(11)
Others		(10)
Translation Adjustment		(1)
Balance at December 31, 2022